                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
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   Address:      130 Main Street
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                 New Canaan, CT 06840
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Form 13F File Number: 28-05743
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
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Title:   Manager
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Phone:   203-716-6140
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Signature, Place, and Date of Signing:

        /s/ Daniel J. O'Brien             New Canaan, CT        February 9, 2007
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           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 3
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Form 13F Information Table Value Total: $ 731,631
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                              13F INFORMATION TABLE
                                DECEMBER 31, 2006

COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5                  COLUMN 6    COLUMN 7         COLUMN 8
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                                                             SHARES OR          PUT/                             VOTING AUTHORITY
                            TITLE OF                VALUE   ----------          ----   INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                CLASS       CUSIP    (x$1000)   PRN AMT   SH/PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
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HERBALIFE LTD              COM USD SHS  G4412G101  713,447  17,765,111    SH         SHARED-DEFINED   NONE   17,765,111
KNOLOGY, INC.                  COM      499183804   16,866   1,585,122    SH         SHARED-DEFINED   NONE    1,585,122
THOMAS WEISEL PARTNERS GRP     COM      884481102    1,318      62,483    SH         SHARED DEFINED   NONE       62,483